STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			120 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2012
Revenues:
Grant revenues	$ 97			$ 97	[1]
Total revenues	97			97	[1]
Expenses:
Research and development expense	3,746	6,190	[1]	36,619	[1]
Research and development employee stock-based compensation expense	418	513	[1]	3,338	[1]
Research and development non-employee stock-based compensation expense	114	(79)	[1]	6,098	[1]
Fair value of common stock issued in exchange for patent and technology rights	6,173			6,173	[1]
Fair value of Parent Company common stock issued in exchange for licensing rights				3,954	[1]
Total research and development expense	10,451	6,624	[1]	56,182	[1]
General and administrative expense	2,172	4,357	[1]	27,637	[1]
General and administrative employee stock-based compensation expense	436	1,675	[1]	9,498	[1]
Fair value of common stock warrants issued for general and administrative expense	13			13	[1]
Fair value of Parent Company common stock and common stock warrants issued for general and administrative expense		114	[1]	2,689	[1]
Total general and administrative expense	2,621	6,146	[1]	39,837	[1]
Operating loss	(12,975)	(12,770)	[1]	(95,922)	[1]
Interest income (expense)	(30)			598	[1]
Other income, net	125	2,551	[1]	6,441	[1]
Loss before provision for income taxes	(12,880)	(10,219)	[1]	(88,883)	[1]
Provision for income taxes			[1]		[1]
Net loss	(12,880)	(10,219)	[1]	(88,883)	[1]
Accretion of Series A convertible preferred stock and dividends	(12,815)			(12,815)	[1]
Net loss applicable to common stockholders	$ (25,695)	$ (10,219)	[1]	$ (101,698)	[1]
Net loss per common share applicable to common stockholders:
Basic and diluted	$ (0.19)	$ (0.28)	[1]
Weighted average common shares:
Basic and diluted	137,213,630	36,334,413	[1]

[1]	The statement of operations for the year ended December 31, 2011 and for the period from January 1, 2003 (date of inception) to December 31, 2012 includes the results of operations of the carved-out Predecessor (RNAi) entity from the beginning of the periods presented to September 23, 2011 combined with the results of operations of RXi (Registrant) for the period September 24, 2011 to December 31, 2012.